OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2024	2023

Employees and payroll accruals	$2,133	$1,381
Accrued expenses	1,274	1,747
Government authorities	1,063	697
Uncertain tax positions	1,874	1,113
Others	89	114

	$6,433	$5,052